FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Categories of financial instruments:
Financial assets	$ 137,834	$ 138,985	$ 140,929
Liabilities at amortized cost	279,223		276,373
Liabilities at FVTPL	190,315		178,705
Trade and other payables
Categories of financial instruments:
Liabilities at amortized cost	22,255		26,644
Amounts due to related parties
Categories of financial instruments:
Liabilities at amortized cost	211
Borrowings
Categories of financial instruments:
Liabilities at amortized cost	256,757		249,729
Other current liabilities
Categories of financial instruments:
Liabilities at FVTPL	130,323		120,820
Other non-current liabilities
Categories of financial instruments:
Liabilities at FVTPL	59,992		57,885
Other non-current assets
Categories of financial instruments:
Assets at amortized cost	8,216		9,634
Assets at FVTPL	5,636
Financial assets	13,852	9,167
Amount due from related parties
Categories of financial instruments:
Assets at amortized cost	1,539		22,345
Assets at FVTPL	19,939
Financial assets	21,478	21,912
Contract Assets
Categories of financial instruments:
Assets at amortized cost	731
Trade and other receivables
Categories of financial instruments:
Assets at amortized cost	13,760		22,150
Financial assets	13,760	21,106
Restricted cash
Categories of financial instruments:
Assets at amortized cost	44,182		40,716
Financial assets	44,182	40,716
Cash and cash equivalents
Categories of financial instruments:
Assets at amortized cost	43,831		$ 46,084
Financial assets	$ 43,831	$ 46,084